Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2023
Condensed Financial Information of the Parent Company
Summary of Parent Company Balance Sheets
	As of	As of
	September 30,	September 30,
	2023	2022
Assets
Current assets
Cash	$84	$4,057,179
Other receivables	103,760	103,858
	103,844	4,161,037
Non-current assets
Investment in subsidiaries	167,664,201	156,151,565
Total assets	$167,768,045	$160,312,602

Liabilities and Shareholders’ Equity

Current liabilities
Interest payable	3,377	-
Convertible promissory notes	5,788,742	2,178,511
Derivative liability	-	3,450,000
Total liabilities	5,792,119	$5,628,511

Commitments and contingencies

Shareholders’ equity
Ordinary share, $0.20 par value, 500 million shares authorized, 6,094,078 and 2,988,835 shares issued and outstanding at September 30, 2023 and 2022, respectively	1,218,816	597,768
Additional paid-in capital	160,571,517	152,162,565
Retained earnings	185,593	1,923,758
Total shareholders’ equity	161,975,926	154,684,091

Total liabilities and shareholders’ equity	$167,768,045	$160,312,602

Summary of Parent Company Statements of Operations
	For the Years Ended September 30,
	2023	2022	2021
Operating expenses:
General and administrative expenses	($913,948)	($2,961,849)	($2,031,506)

Other expenses
Change in fair value of derivative liability	873,767	419,649	-
Interest expenses	(445,766)	-	-
Amortization of debt issuance costs	(1,691,609)	(48,160)	-
Other expenses	(432)	(3,024)	(5,672)

Loss from operations	(2,177,988)	(2,593,384)	(2,037,178)
Equity in income of subsidiaries and VIE	4,721,801	4,817,363	4,395,592

Comprehensive income attributable to the Company	$2,543,813	$2,223,979	$2,358,414

Summary of Parent Company Statements of Cash Flows
	For the Years Ended September 30,
	2023	2022	2021
Cash flows from operating activities
Net income	$2,543,813	$2,223,979	$2,358,414
Adjustments to reconcile net income to net cash used in operating activities
Equity in earnings of subsidiaries	(4,721,801)	(4,817,363)	(4,395,592)
Amortization of debt issuance costs	1,691,609	48,160	-
Change in fair value of derivative liability	(873,767)	(419,649)	-
Share-based compensation	-	2,007,328	1,260,674
Other current assets	98	21,223	(125,081)
Other current liabilities	(50,869)	54,246	(40,000)
Net cash used in operating activities	(1,410,917)	(882,076)	(941,585)

Cash flows from investing activities
Investing in subsidiaries	(10,576,178)	(7,529,060)	(122,726,999)
Net cash used in investing activities	(10,576,178)	(7,529,060)	(122,726,999)

Cash flows from financing activities
Net proceeds from share issuance	7,930,000	6,000,000	126,029,588
Net proceeds from issuance of convertible promissory notes	-	6,000,000	-
Proceeds from advances from related parties	-	-	298,297
Repayment of advances from related parties	-	(54,600)	(2,138,508)
Net cash provided by financing activities	7,930,000	11,945,400	124,189,377

Net (decrease) increase in cash and restricted cash	(4,057,095)	3,534,264	520,793

Cash, beginning of year	4,057,179	522,915	2,122

Cash, end of year	$84	$4,057,179	$522,915